Condensed Statement of Changes in Shareholder's Deficit (unaudited) - USD ($)	TPG Pace Solutions Preferred Units	TPG Pace Solutions Common Units Class A common units	TPG Pace Solutions Common Units Class F Ordinary Shares	TPG Pace Solutions Common Units Class G Ordinary Shares	TPG Pace Solutions Additional Paid-In Capital	TPG Pace Solutions Accumulated Deficit	TPG Pace Solutions Class F Ordinary Shares	TPG Pace Solutions	Total
Balance at the end at Sep. 30, 2021		$ 77	$ 317	$ 633		$ (10,967,034)		$ (10,966,007)
Ending Balance, Shares at Sep. 30, 2021		770,000	3,166,667	6,333,333
Balance at the beginning at Jan. 03, 2021	$ 0	$ 0	$ 0	$ 0	$ 0	0		0
Balance at beginning (in Shares) at Jan. 03, 2021	0	0	0	0
Issuance of Class G shares on March 18, 2021							$ 25,000
Balance at the end at Jan. 08, 2021			$ 2,000		23,000	(8,770)		16,230
Balance at the beginning at Jan. 03, 2021	$ 0	$ 0	$ 0	$ 0	0	0		0
Balance at beginning (in Shares) at Jan. 03, 2021	0	0	0	0
Sale of Class F ordinary shares to Sponsor on January 8, 2021 at $0.001 per share			$ 2,000		23,000			25,000
Sale of Class F ordinary shares to Sponsor on January 8, 2021 at $0.001 per share			20,000,000
Forfeiture of Class F shares on March 18, 2021			$ (1,722)		1,722
Forfeiture of Class F shares on March 18, 2021			(17,222,222)
Issuance of Class G shares on March 18, 2021				$ 556	(556)
Issuance of Class G shares on March 18, 2021				5,555,556
Net loss attributable to ordinary shares						(51,429)		(51,429)
Balance at the end at Mar. 31, 2021			$ 278	$ 556	24,166	(51,429)		(26,429)
Ending Balance, Shares at Mar. 31, 2021			2,777,778	5,555,556
Balance at the beginning at Jan. 03, 2021	$ 0	$ 0	$ 0	$ 0	0	0		0
Balance at beginning (in Shares) at Jan. 03, 2021	0	0	0	0
Deferred underwriting compensation								(768,377)
Net loss attributable to ordinary shares								(2,247,630)
Balance at the end at Sep. 30, 2021		$ 77	$ 317	$ 633		(10,967,034)		(10,966,007)
Ending Balance, Shares at Sep. 30, 2021		770,000	3,166,667	6,333,333
Balance at the beginning at Mar. 31, 2021			$ 278	$ 556	24,166	(51,429)		(26,429)
Balance at beginning (in Shares) at Mar. 31, 2021			2,777,778	5,555,556
Sale of Private Placement Shares to Sponsor on April 13, 2021 at $10.00 per share		$ 77			7,699,923			7,700,000
Sale of Private Placement Shares to Sponsor on April 13, 2021 at $10.00 per share		770,000
Founder Share share divided of 0.14 issued to Sponsor on April 13, 2021			$ 39	$ 77	(116)
Founder Share share divided of 0.14 issued to Sponsor on April 13, 2021			388,889	777,777
Adjustment to increase Class A ordinary shares subject to possible redemption to maximum redemption value as of June 30, 2021					$ (7,723,973)	(8,719,404)		(16,443,377)
Net loss attributable to ordinary shares						(697,434)		(697,434)
Balance at the end at Jun. 30, 2021		$ 77	$ 317	$ 633		(9,468,267)		(9,467,240)
Ending Balance, Shares at Jun. 30, 2021		770,000	3,166,667	6,333,333
Net loss attributable to ordinary shares						(1,498,767)		(1,498,767)
Balance at the end at Sep. 30, 2021		$ 77	$ 317	$ 633		$ (10,967,034)		$ (10,966,007)
Ending Balance, Shares at Sep. 30, 2021		770,000	3,166,667	6,333,333